Summary of Principal Accounting Policies - Schedule of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 3,413,176	$ 490,272	¥ 3,310,062	¥ 2,846,006
One-time commissions
Disaggregation of Revenue [Line Items]
Total revenues	931,668		1,027,993
Recurring service fees
Disaggregation of Revenue [Line Items]
Total revenues	1,845,465		1,776,549
Performance-based income
Disaggregation of Revenue [Line Items]
Total revenues	113,085		143,634
Other service fees
Disaggregation of Revenue [Line Items]
Total revenues	522,958		361,886
Lending services
Disaggregation of Revenue [Line Items]
Total revenues	376,637		209,804
Investor education services
Disaggregation of Revenue [Line Items]
Total revenues	26,353		36,555
Other services
Disaggregation of Revenue [Line Items]
Total revenues	119,968		115,527
Wealth Management Business
Disaggregation of Revenue [Line Items]
Total revenues	2,329,853		2,318,212	2,141,395
Wealth Management Business | One-time commissions
Disaggregation of Revenue [Line Items]
Total revenues	928,061		1,024,323
Wealth Management Business | Recurring service fees
Disaggregation of Revenue [Line Items]
Total revenues	1,155,450		1,136,010
Wealth Management Business | Performance-based income
Disaggregation of Revenue [Line Items]
Total revenues	23,430		44,309
Wealth Management Business | Other service fees
Disaggregation of Revenue [Line Items]
Total revenues	222,912		113,570
Wealth Management Business | Lending services
Disaggregation of Revenue [Line Items]
Total revenues	91,164
Wealth Management Business | Investor education services
Disaggregation of Revenue [Line Items]
Total revenues	26,353		36,555
Wealth Management Business | Other services
Disaggregation of Revenue [Line Items]
Total revenues	105,395		77,015
Asset Management Business
Disaggregation of Revenue [Line Items]
Total revenues	787,551		751,759	590,640
Asset Management Business | One-time commissions
Disaggregation of Revenue [Line Items]
Total revenues	3,607		3,670
Asset Management Business | Recurring service fees
Disaggregation of Revenue [Line Items]
Total revenues	690,015		640,539
Asset Management Business | Performance-based income
Disaggregation of Revenue [Line Items]
Total revenues	89,655		99,325
Asset Management Business | Other service fees
Disaggregation of Revenue [Line Items]
Total revenues	4,274		8,225
Asset Management Business | Other services
Disaggregation of Revenue [Line Items]
Total revenues	4,274		8,225
Lending and Other Businesses
Disaggregation of Revenue [Line Items]
Total revenues	295,772		240,091	¥ 113,971
Lending and Other Businesses | Other service fees
Disaggregation of Revenue [Line Items]
Total revenues	295,772
Lending and Other Businesses | Lending services
Disaggregation of Revenue [Line Items]
Total revenues	285,473
Lending and Other Businesses | Other services
Disaggregation of Revenue [Line Items]
Total revenues	¥ 10,299
Other Financial Service Business
Disaggregation of Revenue [Line Items]
Total revenues			240,091
Other Financial Service Business | Other service fees
Disaggregation of Revenue [Line Items]
Total revenues			240,091
Other Financial Service Business | Lending services
Disaggregation of Revenue [Line Items]
Total revenues			209,804
Other Financial Service Business | Other services
Disaggregation of Revenue [Line Items]
Total revenues			¥ 30,287